UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08287

Cohen & Steers Realty Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments

COHEN & STEERS REALTY INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value
COMMON STOCK 93.3%
BANK 0.2%
SJB Escrow Corp., Class A, 144A (a),(b),(c),(d)	44,900	$898,000
REAL ESTATE 93.1%
DIVERSIFIED 6.5%
Duke Realty Corp.	216,104	2,504,645
Forest City Enterprises (d)	493,178	6,327,474
Lexington Realty Trust	559,115	4,003,264
Vornado Realty Trust	235,344	20,128,972
		32,964,355
HEALTH CARE 12.4%
Assisted Living Concepts (d)	84,743	2,579,577
Brookdale Senior Living (d)	250,756	4,089,830
Cogdell Spencer	605,033	3,823,809
HCP	338,483	12,178,618
Health Care REIT	409,075	19,365,611
LTC Properties	150,510	3,841,015
Nationwide Health Properties	293,133	11,335,453
Ventas	108,195	5,579,616
		62,793,529
HOTEL 4.7%
Hersha Hospitality Trust	702,345	3,638,147
Host Hotels & Resorts	683,373	9,895,241
Hyatt Hotels Corp. (d)	88,708	3,316,792
Pebblebrook Hotel Trust (d)	201,900	3,636,219
Sunstone Hotel Investors (d)	382,418	3,468,531
		23,954,930
INDUSTRIAL 2.3%
AMB Property Corp.	90,075	2,384,285
ProLogis	690,558	8,134,773
Segro PLC (United Kingdom)	228,655	980,600
		11,499,658

	Number of Shares	Value
OFFICE 12.5%
Boston Properties	271,144	$22,537,489
Brookfield Properties Corp. (Canada)	164,015	2,545,513
Douglas Emmett	468,069	8,195,888
Hudson Pacific Properties	141,649	2,318,794
Kilroy Realty Corp.	72,813	2,413,023
Liberty Property Trust	281,028	8,964,793
Mack-Cali Realty Corp.	194,087	6,348,586
SL Green Realty Corp.	158,461	10,035,335
		63,359,421
OFFICE/INDUSTRIAL 1.2%
PS Business Parks	102,901	5,821,110
RESIDENTIAL 18.0%
APARTMENT 16.7%
Apartment Investment & Management Co.	465,160	9,945,121
Associated Estates Realty Corp.	446,375	6,240,323
AvalonBay Communities	91,776	9,538,280
BRE Properties	246,459	10,228,048
Colonial Properties Trust	179,917	2,912,856
Education Realty Trust	552,873	3,953,042
Equity Residential	402,519	19,147,829
Essex Property Trust	40,689	4,453,004
Home Properties	78,300	4,142,070
Post Properties	135,371	3,779,558
UDR	472,913	9,987,923
		84,328,054
MANUFACTURED HOME 1.3%
Equity Lifestyle Properties	120,050	6,540,324
TOTAL RESIDENTIAL		90,868,378

	Number of Shares	Value
SELF STORAGE 5.1%
Public Storage	234,300	$22,736,472
Sovran Self Storage	74,505	2,823,739
		25,560,211
SHOPPING CENTER 25.6%
COMMUNITY CENTER 12.4%
Acadia Realty Trust	336,499	6,393,481
Developers Diversified Realty Corp.	1,048,734	11,766,796
Federal Realty Investment Trust	62,881	5,134,863
Kimco Realty Corp.	991,820	15,621,165
Ramco-Gershenson Properties Trust	181,141	1,940,020
Regency Centers Corp.	196,269	7,746,737
Urstadt Biddle Properties-Class A	274,254	4,958,512
Weingarten Realty Investors	418,732	9,136,732
		62,698,306
FREE STANDING 0.4%
Excel Trust	158,606	1,787,490
REGIONAL MALL 12.8%
Equity One	59,422	1,003,043
Macerich Co.	267,416	11,485,517
Simon Property Group	564,456	52,347,650
		64,836,210
TOTAL SHOPPING CENTER		129,322,006
SPECIALTY 4.8%
Digital Realty Trust	142,036	8,763,621
DuPont Fabros Technology	200,119	5,032,993
Rayonier	207,290	10,389,375
		24,185,989
TOTAL REAL ESTATE		470,329,587
TOTAL COMMON STOCK (Identified cost—$341,964,419)		471,227,587

	Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE 3.0%
BANK 0.2%
Synovus Financial Corp., 8.25%, Series tMED	39,100	$935,272
REAL ESTATE 2.8%
DIVERSIFIED 1.0%
Capital Lease Funding, 8.125%, Series A	90,000	2,263,500
Forest City Enterprises, 7.375%, Class A	60,000	1,455,000
Lexington Realty Trust, 7.55%, Series D	59,250	1,399,485
		5,117,985
HOTEL 0.2%
Ashford Hospitality Trust, 8.45%, Series D	58,000	1,314,280
SHOPPING CENTER 1.3%
CBL & Associates Properties, 7.375%, Series D	99,992	2,383,809
Cedar Shopping Centers, 8.875%, Series A	50,000	1,285,000
Developers Diversified Realty Corp., 8.00%, Series G	110,000	2,759,900
		6,428,709
SPECIALTY 0.3%
Entertainment Properties Trust, 9.00%, Series E	50,000	1,375,000
TOTAL REAL ESTATE		14,235,974
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$12,653,873)		15,171,246

Principal Amount
CORPORATE BONDS 0.3%
REAL ESTATE—INDUSTRIAL
ProLogis, 7.375%, due 10/30/19 (Identified cost—$1,210,523)	$1,250,000	1,263,538

		Number of Shares	Value
SHORT-TERM INVESTMENTS 2.2%
MONEY MARKET FUNDS
Federated Government Obligations Fund, 0.06%(e)		5,450,543	$5,450,543
State Street Institutional Liquid Reserves Fund, 0.26%(e)		5,451,995	5,451,995
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$10,902,538)			10,902,538

TOTAL INVESTMENTS (Identified cost—$366,731,353)	98.8%		498,564,909

OTHER ASSETS IN EXCESS OF LIABILITIES	1.2		6,264,576

NET ASSETS	100.0%		$504,829,485

Glossary of Portfolio Abbreviation

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a) Illiquid security.  Aggregate holdings equal 0.2% of net assets of the Fund.

(b) Resale is restricted to qualified institutional investors. Aggregate holdings equal 0.2% of net assets of the Fund.

(c) Fair valued security.  This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors.  Aggregate fair value securities represent 0.2% of net assets of the Fund.

(d) Non-income producing security.

(e) Rate quoted represents the seven day yield of the fund.

COHEN & STEERS REALTY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

COHEN & STEERS REALTY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) - (Continued)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below:

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock — Bank	$898,000	$—	$—	$898,000
Common Stock - Other Industries	470,329,587	470,329,587	—	—
Preferred Securities - $25 Par Value	15,171,246	15,171,246	—	—
Corporate Bonds	1,263,538	—	1,263,538	—
Money Market Funds	10,902,538	—	10,902,538	—
Total Investments	$498,564,909	$485,500,833	$12,166,076	$898,000

COHEN & STEERS REALTY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) - (Continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2009	$—
Net purchases	898,000
Balance as of September 30, 2010	$898,000

The change in unrealized appreciation attributable to securities owned on September 30, 2010 which were valued using significant unobservable inputs (Level 3) amounted to approximately $0.

Investments classified as Level 3 infrequently trade and have significant unobservable inputs. The Level 3 common stock has been fair valued utilizing inputs and assumptions which include book value, recent comparables in similar securities, as well as liquidity and market risk factors.

Note 2. Income Tax Information

As of September 30, 2010, the federal tax cost and net unrealized appreciation on securities were as follows:

Gross unrealized appreciation	$132,954,862
Gross unrealized depreciation	$(1,121,306)
Net unrealized appreciation	$131,833,556

Cost for federal income tax purposes	$366,731,353

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REALTY INCOME FUND, INC.

By:	s/Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	s/Adam M. Derechin	By:	s/James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 24, 2010